UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:    USAA Investment Corporation
Address: 9800 Fredericksburg Road
         San Antonio, Texas 78288

Form 13F File Number:  28-4443


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Galindo, Jr.
Title: Assistant Vice President
Phone: (210) 498-7261

Signature, Place, and Date of Signing:

/S/ ROBERT GALINDO, JR.      San Antonio, Texas       February 6, 2007

Report Type (Check only one.):

[ ]  13F   HOLDINGS  REPORT.  (Check  here  if all  holdings  of this  reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number           Name

       28-5810                        United Services Automobile Association